Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Property and Equipment

Note 6 — Property and Equipment

The Company’s property and equipment, net, as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Consoles	$1,700	$1,565
Other machinery and equipment	905	772
Leasehold improvements	308	305
Tools and molds	230	221
Computer equipment	190	193
Demo equipment	66	66
Furniture and fixtures	49	49
Construction in process	—	54
Vehicles	39	39
Total property, plant, and equipment	3,487	3,264
Less: accumulated depreciation	(2,333)	(1,777)
Property and equipment, net	$1,154	$1,487

Depreciation expense was $0.6 million and $0.3 million for the six months ended June 30, 2024 and 2023, respectively.

Note 6 — Property and Equipment

The Company’s property and equipment, net, as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Consoles	$1,565	$1,266
Other machinery and equipment	772	731
Leasehold improvements	305	303
Tools and molds	221	221
Computer equipment	193	154
Demo equipment	66	66
Furniture and fixtures	49	53
Construction in process	54	54
Vehicles	39	39
Total property, plant, and equipment	3,264	2,887
Less: accumulated depreciation	(1,777)	(1,240)
Property and equipment, net	$1,487	$1,647

Depreciation expense was $0.5 million and $0.5 million for the years ended December 31, 2023 and 2022, respectively.